Debt - Additional Information (Details) € in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)
Debt Instrument [Line Items]
Term loan		$ 628,000		$ 628,000			€ 435,000
Line of credit		75,000		75,000		$ 75,000
Amortization of deferred debt issuance cost		37,135	$ 36,762	72,100	$ 74,218
Gain on debt repurchases	[1]	720	3,612	1,296	7,952
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit		75,000		$ 75,000
Credit facility utilization rate for debt covenants, percentage				40.00%
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued		400,000		$ 400,000			435,000
Secured Loan Notes (Member)
Debt Instrument [Line Items]
Debt instrument, repurchase amount		5,000	24,837	5,000	24,837
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed		1,018,000		1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment				5,095	5,095
Line of credit facility, amount outstanding				95,955		35,640
Term Loan Facility [Member] | Secured Loan Notes (Member)
Debt Instrument [Line Items]
Credit facility available balance		5,906		5,906
Gain on debt repurchases		720	3,612	1,296	7,952
Future Repurchase Amount		5,862		5,862
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance		305,000		305,000
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan		390,000		390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €							€ 275,000
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit		145,268		$ 145,268		$ 135,413
Credit facility utilization rate for debt covenants, percentage				40.00%
First lien debt ratio, description				First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, repurchase amount		$ 64,224	$ 66,750	$ 64,224	$ 66,750

[1]	Relates to gain on repurchases of the Company's debt (See Note 7).